Loss per share	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Loss per share

Note 14—Loss per share

Basic net loss per share of Class A Common Stock is computed by dividing net loss attributable to the Company by the weighted average number of shares of Class A Common Stock outstanding during the period from August 15, 2022 (the Closing Date) to September 30, 2022. Diluted net loss per share of Class A Common Stock is computed dividing net loss attributable to the Company, adjusted for the assumed exchange of all potentially dilutive securities, by weighted average number of shares of Class A Common Stock outstanding adjusted to give effect to potentially dilutive shares.

Prior to the Mergers, the membership structure of Holdings LLC included units which had profit interests. The Company analyzed the calculation of loss per unit for periods prior to the Mergers and determined that it resulted in values that would not be meaningful to the users of these condensed consolidated financial statements. Therefore, net loss per share information has not been presented for periods prior to August 15, 2022. The basic and diluted loss per share for the three and nine months ended September 30, 2022 represent only the period from August 15, 2022 to September 30, 2022. Furthermore, shares of the Company’s Class V Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class V Common Stock under the two-class method has not been presented.

The computation of net loss per share attributable to Rubicon Technologies, Inc. and weighted-average shares of the Company’s Class A Common Stock outstanding for period from August 15, 2022 (the Closing Date) to September 30, 2022 are as follows (amounts in thousands, except for share and per share amounts):

Numerator:
Net loss for the period from August 15, 2022 through September 30, 2022	$(34,741)
Less: Net loss attributable to non-controlling interests for the period from August 15, 2022 through September 30, 2022	(16,933)
Net loss for the period from August 15, 2022 through September 30, 2022 attributable to Rubicon Technologies, Inc. – Basic and diluted	$(17,808)

Denominator:
Weighted average shares of Class A Common Stock outstanding – Basic and diluted	48,670,776

Net loss per share attributable to Class A Common Stock – Basic and diluted	$(0.37)

The Company’s potentially dilutive securities below were excluded from the computation of diluted loss per share as their effect would be anti-dilutive:

-	15,812,500 Public Warrants and 14,204,375 Private Warrants.

-	1,488,519 Earn-Out Class A Shares.

-	970,389 vested RSUs and 540,032 vested DSUs.